Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Average Exchange Rates Applied during Reporting Periods

Average exchange rates applied during the reporting periods are as follows:

(In won)	Average rate				Reporting date spot rate
	2016		2017	2018	December 31, 2017	December 31, 2018
USD	~~W~~	1,159.83	1,131.08	1,100.21	1,071.40	1,118.10
JPY		10.67	10.09	9.96	9.49	10.13
CNY		174.40	167.52	166.41	163.65	162.76
TWD		35.97	37.16	36.51	35.92	36.58
EUR		1,283.95	1,277.01	1,298.53	1,279.25	1,279.16
PLN		294.41	299.98	304.87	306.07	297.33
VND		0.0518	0.0498	0.0478	0.0472	0.0482

Maximum Exposure to Credit Risk of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2017 and 2018 are as follows:

i) As of December 31, 2017

(In millions of won)
	December 31, 2017
Cash and cash equivalents	~~W~~	2,602,560
Deposits in banks		758,089
Trade accounts and notes receivable		4,325,120
Non-trade receivable		150,554
Accrued income		14,273
Available-for-sale financial assets		162
Financial assets at fair value through profit or loss		1,552
Deposits		30,378
Short-term loans		16,766
Long-term loans		32,408
Long-term non-trade receivable		8,738
Derivatives		842

	~~W~~	7,941,442

ii) As of December 31, 2018

(In millions of won)
	December 31, 2018
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022
Deposits in banks		78,411
Trade accounts and notes receivable		2,829,163
Non-trade receivable		159,238
Accrued income		10,075
Deposits		91,123
Short-term loans		16,116
Long-term loans		55,048
Long-term non-trade receivable		11,448

	~~W~~	5,615,644

Financial assets at fair value through profit or loss
Convertible bonds	~~W~~	1,327
Derivatives		13,059

	~~W~~	14,386

Financial assets at fair value through other comprehensive income
Debt instrument	~~W~~	161

	~~W~~	5,630,191

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2018.

(In millions of won)			Contractual cash flows
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank borrowings	~~W~~	268,093	268,190	268,190	—	—	—	—
Unsecured bank borrowings		5,958,427	6,588,502	565,832	356,688	973,297	4,169,682	523,003
Unsecured bond issues		2,332,257	2,537,553	291,738	328,400	456,990	1,320,248	140,177
Trade accounts and notes payable		3,087,461	3,087,461	3,087,461	—	—	—	—
Other accounts payable		3,566,629	3,566,629	3,565,599	1,030	—	—	—
Long-term other accounts payable		3,103	3,103	—	—	2,077	1,026	—
Security deposits		10,955	10,955	—	165	10,790	—	—
Derivative financial liabilities
Derivatives	~~W~~	25,758	(35,140)	(6,742)	(6,728)	(12,517)	(9,153)	—

	~~W~~	15,252,683	16,027,253	7,772,078	679,555	1,430,637	5,481,803	663,180

Summary of Capital Management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2017		December 31, 2018
Total liabilities	~~W~~	14,178,177	18,289,464
Total equity		14,981,510	14,886,246
Cash and deposits in banks(*1)		3,360,638	2,443,422
Borrowings (including bonds)		5,603,118	8,558,777
Total liabilities to equity ratio		95%	123%
Net borrowings to equity ratio(*2)		15%	41%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposit in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2017 and 2018 are as follows:

i) As of December 31, 2017

(In millions of won)	December 31, 2017
	Carrying amounts		Fair values
Assets carried at fair value
Available-for-sale financial assets	~~W~~	162	162
Financial asset at fair value through profit or loss		1,552	1,552
Derivatives		842	842
Assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,602,560	(*)
Deposits in banks		758,089	(*)
Trade accounts and notes receivable		4,325,120	(*)
Non-trade receivable		150,554	(*)
Accrued income		14,273	(*)
Deposits		30,378	(*)
Short-term loans		16,766	(*)
Long-term loans		32,408	(*)
Long-term non-trade receivable		8,738	(*)
Liabilities carried at amortized cost
Secured bank borrowings	~~W~~	642,172	642,172
Unsecured bank borrowings		2,950,184	2,955,399
Unsecured bond issues		2,010,762	2,016,086
Trade accounts and notes payable		2,875,090	(*)
Other accounts payable		3,169,937	3,170,147
Long-term other accounts payable		2	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

ii) As of December 31, 2018

(In millions of won)
	December 31, 2018
	Carrying amounts		Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022	(*)
Deposits in banks		78,411	(*)
Trade accounts and notes receivable		2,829,163	(*)
Non-trade receivable		159,238	(*)
Accrued income		10,075	(*)
Deposits		91,123	(*)
Short-term loans		16,116	(*)
Long-term loans		55,048	(*)
Long-term non-trade receivable		11,448	(*)
Financial assets at fair value through profit or loss
Equity instrument	~~W~~	13,681	13,681
Convertible bonds		1,327	1,327
Derivatives		13,059	13,059
Financial assets at fair value through other comprehensive income
Debt instrument	~~W~~	161	161
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	25,758	25,758
Financial liabilities carried at amortized cost
Secured bank borrowings	~~W~~	268,093	268,093
Unsecured bank borrowings		5,958,427	6,013,903
Unsecured bond issues		2,332,257	2,384,987
Trade accounts and notes payable		3,087,461	(*)
Other accounts payable		3,566,629	(*)
Long-term other accounts payable		3,103	(*)
Security deposits		10,955	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2017 and 2018 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2017
Available-for-sale financial assets	~~W~~	162	—	—	162
Financial assets at fair value through profit or loss		—	—	1,552	1,552
Derivatives		—	—	842	842

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2018
Financial assets at fair value through profit or loss
Equity instrument	~~W~~	—	—	13,681	13,681
Convertible bonds		—	—	1,327	1,327
Derivatives		—	—	13,059	13,059
Financial asset at fair value through other comprehensive income
Debt instrument	~~W~~	161	—	—	161
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	25,758	25,758

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)	December 31, 2017				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Secured bank borrowings	~~W~~	—	—	642,172	Discounted cash flow	Discount rate
Unsecured bank borrowings		—	—	2,955,399	Discounted cash flow	Discount rate
Unsecured bond issues		—	—	2,016,086	Discounted cash flow	Discount rate
Other accounts payable		—	—	3,170,147	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2018				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Secured bank borrowings	~~W~~	—	—	268,093	Discounted cash flow	Discount rate
Unsecured bank borrowings		—	—	6,013,903	Discounted cash flow	Discount rate
Unsecured bond issues		—	—	2,384,987	Discounted cash flow	Discount rate

The interest rates applied for determination of the above fair value at the reporting date are as follows:

	December 31, 2017	December 31, 2018
Borrowings, bonds and others	1.57~2.92%	2.09~3.37%

Currency risk [member]
Statement [LineItems]
Exposure to Market Risks

The Group’s exposure to foreign currency risk based on notional amounts at the reporting date is as follows:

(In millions)	December 31, 2017
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,228	152	6,940	16	3	165	342,063
Deposits in banks	—	—	750	—	—	—	—
Trade accounts and notes receivable	3,316	11	1,453	—	—	—	—
Non-trade receivable	62	1,340	136	2	9	—	13,405
Other assets denominated in foreign currencies	1	206	596	7	—	—	1,882
Trade accounts and notes payable	(1,345)	(14,898)	(2,843)	—	—	—	(102,398)
Other accounts payable	(285)	(14,653)	(2,403)	(11)	(8)	(4)	(2,138,370)
Borrowings	(1,500)	—	(3,263)	—	—	—	—

Net exposure	1,477	(27,842)	1,366	14	4	161	(1,883,418)

(In millions)	December 31, 2018
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	790	83	5,515	121	8	206	2,070,889
Trade accounts and notes receivable	2,175	7	1,098	—	—	—	—
Non-trade receivable	21	852	201	3	4	—	23,182
Other assets denominated in foreign currencies	33	220	11,157	108	12	23	2,782
Trade accounts and notes payable	(863)	(12,501)	(2,862)	—	—	—	(355,390)
Other accounts payable	(928)	(20,326)	(4,762)	(6)	(3)	(4)	(1,585,130)
Borrowings	(2,571)	—	(5,198)	—	—	—	—

Aggregate notional amounts in financial position	(1,343)	(31,665)	5,149	226	21	225	156,333

Currency swap contracts	780	—	—	—	—	—	—

Net exposure	(563)	(31,665)	5,149	226	21	225	156,333

Sensitivity Analysis for Each Type of Market Risk

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2017 and 2018, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible as of the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)	December 31, 2017			December 31, 2018
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	50,040	91,238	(46,136)	38,725
JPY (5 percent weakening)		(10,294)	(9,141)	(12,060)	(10,497)
CNY (5 percent weakening)		13,212	(6,396)	41,779	318
TWD (5 percent weakening)		23	1	413	1
EUR (5 percent weakening)		16	594	1,197	390
PLN (5 percent weakening)		2,515	(120)	3,451	(236)
VND (5 percent weakening)		(4,445)	—	273	273

Interest rate risk [Member]
Statement [LineItems]
Exposure to Market Risks

The interest rate profile of the Group’s interest-bearing financial instruments at the reporting date is as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Fixed rate instruments
Financial assets	~~W~~	3,360,800	2,443,583
Financial liabilities		(2,962,671)	(5,033,515)

	~~W~~	398,129	(2,589,932)

Variable rate instruments
Financial liabilities	~~W~~	(2,640,447)	(3,525,262)

Sensitivity Analysis for Each Type of Market Risk

For the years ended December 31, 2017 and 2018 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2017
Variable rate instruments(*)	~~W~~	(17,362)	17,362	(17,362)	17,362
December 31, 2018
Variable rate instruments(*)	~~W~~	(25,558)	25,558	(25,558)	25,558

(*) Financial instruments subject to interest rate swap not qualified for hedging are excluded.